RELATED PARTIES (Details) - bbl		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Agricola Ranquillon SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		98.64273	98.64114
Agricola Ranquillon SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Agricola Ranquillon SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.64273	98.64114
Agricola San Carlos SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.94839	99.94839
Agricola San Carlos SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Agricola San Carlos SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.94839	99.94839
Agricola Santa Emilia SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.94839	99.94839
Agricola Santa Emilia SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Agricola Santa Emilia SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.94839	99.94839
Agricola Santa Isabel SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.94839	99.94839
Agricola Santa Isabel SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Agricola Santa Isabel SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.94839	99.94839
Agricola Siberia SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		98.64273	98.64114
Agricola Siberia SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Agricola Siberia SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.64273	98.64114
Agricola Trupan SpA [Member]
Statement [Line Items]
Country	[1]	Chile
Functional Currency	[1]	U.S. dollar
% Ownership interest	[1]	0	98.64114
Agricola Trupan SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	0	0
Agricola Trupan SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[1]	0	98.64114
Arauco Argentina S.A. [Member]
Statement [Line Items]
Country		Argentina
Functional Currency		U.S. dollar
% Ownership interest		99.9801	99.9801
Arauco Argentina S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		9.9707	9.9707
Arauco Argentina S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		90.0094	90.0094
Arauco Australia Pty Ltd [Member]
Statement [Line Items]
Country		Australia
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Arauco Australia Pty Ltd [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Australia Pty Ltd [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco Bioenergia S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.99897	99.99897
Arauco Bioenergia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		98	98
Arauco Bioenergia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		1.99897	1.99897
Arauco Canada Ltd. [Member]
Statement [Line Items]
Country		Canada
Functional Currency		Canadian dollar
% Ownership interest		99.99911	99.99911
Arauco Canada Ltd. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Canada Ltd. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99911	99.99911
Arauco Celulose do Brasil S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99902	99.99907
Arauco Celulose do Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Celulose do Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99902	99.99907
Arauco Colombia S.A. [Member]
Statement [Line Items]
Country		Colombia
Functional Currency		U.S. dollar
% Ownership interest		99.99825	99.99825
Arauco Colombia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1.47783	1.47783
Arauco Colombia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.52042	98.52042
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99912	99.99912
Arauco do Brasil S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1.06807	1.06807
Arauco do Brasil S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.93105	98.93105
Arauco Europe Cooperatief U.A. [Member]
Statement [Line Items]
Country		The Netherlands
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Arauco Europe Cooperatief U.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.25003	0.44979
Arauco Europe Cooperatief U.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.74895	99.54919
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Country	[2]	Brazil
Functional Currency	[2]	Brazilian real
% Ownership interest	[2]	0	99.99899
Arauco Florestal Arapoti S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	0	0
Arauco Florestal Arapoti S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	0	99.99899
Arauco Forest Brasil S A [Member]
Statement [Line Items]
Country	[2]	Brazil
Functional Currency	[2]	Brazilian real
% Ownership interest	[2]	0	99.99907
Arauco Forest Brasil S A [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	0	8.51901
Arauco Forest Brasil S A [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	0	91.48006
Arauco Participaes Florestais Ltda. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99907	99.99907
Arauco Participaes Florestais Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Participaes Florestais Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907	99.99907
Arauco Industria de Mexico, S.A.de C.V. [Member]
Statement [Line Items]
Country		Mexico
Functional Currency		Mexican pesos
% Ownership interest		99.9991	99.9991
Arauco Industria de Mexico, S.A.de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Industria de Mexico, S.A.de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.9991	99.9991
Arauco Industria de Paineis S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99912	99.99912
Arauco Industria de Paineis S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Industria de Paineis S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99912	99.99912
Arauco Middle East DMCC [Member]
Statement [Line Items]
Country		United Arab Emirates
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Arauco Middle East DMCC [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Middle East DMCC [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco North America Inc [Member]
Statement [Line Items]
Country		United States
Functional Currency		U.S. dollar
% Ownership interest		99.99911	99.99911
Arauco North America Inc [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.0001	0.0001
Arauco North America Inc [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99901	99.99901
Arauco MS Participacoes SA [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99907	99.99898
Arauco MS Participacoes SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		8.52667	0.2
Arauco MS Participacoes SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		91.4724	99.79898
Arauco Peru S. A. [Member]
Statement [Line Items]
Country		Peru
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Arauco Peru S. A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.00126	0.00126
Arauco Peru S. A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99772	99.99772
Arauco Pulp Limited [Member]
Statement [Line Items]
Country		United Kingdom
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Arauco Pulp Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Pulp Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco Ventures Limited [Member]
Statement [Line Items]
Country		United Kingdom
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Arauco Ventures Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Ventures Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco Wood China Company Limited [Member]
Statement [Line Items]
Country		China
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Arauco Wood China Company Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Arauco Wood China Company Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Arauco Wood Limited. [Member]
Statement [Line Items]
Country		United Kingdom
Functional Currency		U.S. dollar
% Ownership interest		99.99911	99.99911
Arauco Wood Limited. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		12.63126	12.63126
Arauco Wood Limited. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		87.36785	87.36785
Araucomex S.A. de C.V. [Member]
Statement [Line Items]
Country		Mexico
Functional Currency		U.S. dollar
% Ownership interest		99.99911	99.99911
Araucomex S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.0005	0.0005
Araucomex S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99861	99.99861
Araucomex Servicios, S.A. de C.V. [Member]
Statement [Line Items]
Country		Mexico
Functional Currency		Mexican pesos
% Ownership interest		99.99911	99.99911
Araucomex Servicios, S.A. de C.V. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0.33333	0.33333
Araucomex Servicios, S.A. de C.V. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.66578	99.66578
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		Chilean pesos
% Ownership interest		56.83115	56.83107
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		56.83115	56.83107
Empreendimentos Florestais Santa Cruz Ltda. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency	[2]	Brazilian real
% Ownership interest	[2]	0	99.99907
Empreendimentos Florestais Santa Cruz Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	0	0
Empreendimentos Florestais Santa Cruz Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest	[2]	0	99.99907
E2E SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		Chilean pesos
% Ownership interest		99.99861	99.99861
E2E SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1	1
E2E SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.99861	98.99861
Forestal Arauco SA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.94839	99.94839
Forestal Arauco SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		99.94839	99.94839
Forestal Arauco SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Forestal Cholguan S. A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		98.64273	98.64114
Forestal Cholguan S. A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Forestal Cholguan S. A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.64273	98.64114
Inversiones Arauco Internacional Ltda. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Inversiones Arauco Internacional Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		98.01862	98.01862
Inversiones Arauco Internacional Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		1.98036	1.98036
Investigaciones Forestales Bioforest S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. Dollar
% Ownership interest		99.94891	99.94891
Investigaciones Forestales Bioforest S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		1	1
Investigaciones Forestales Bioforest S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		98.94891	98.94891
Leasing Forestal S.A. [Member]
Statement [Line Items]
Country		Argentina
Functional Currency		Argentine pesos
% Ownership interest		99.9801	99.9801
Leasing Forestal S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Leasing Forestal S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.9801	99.9801
Lemu Earth SpA [Member]
Statement [Line Items]
Country		Chile
Functional Currency		Chilean pesos
% Ownership interest		96.36917	87.65386
Lemu Earth SpA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Lemu Earth SpA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		96.36917	87.65386
Lemu Global Limited [Member]
Statement [Line Items]
Country		United Kingdom
Functional Currency		U.S. dollar
% Ownership interest		96.36917	94.37831
Lemu Global Limited [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Lemu Global Limited [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		96.36917	94.37831
Lemu Inc [Member]
Statement [Line Items]
Country		United States
Functional Currency		U.S. dollar
% Ownership interest		96.36917	94.37831
Lemu Inc [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Lemu Inc [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		96.36917	94.37831
Maderas Arauco Costa Rica SA [Member]
Statement [Line Items]
Country		Costa Rica
Functional Currency		U.S. dollar
% Ownership interest		99.99898	99.99898
Maderas Arauco Costa Rica SA [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Maderas Arauco Costa Rica SA [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99898	99.99898
Maderas Arauco S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.9986	99.9986
Maderas Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Maderas Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.9986	99.9986
Mahal Empreendimentos e Participacoes S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99907	99.99907
Mahal Empreendimentos e Participacoes S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Mahal Empreendimentos e Participacoes S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907	99.99907
Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		99.99907	99.99907
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Novo Oeste Gestao de Ativos Florestais S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99907	99.99907
Servicios Aereos Forestales Ltda. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.99913	99.99913
Servicios Aereos Forestales Ltda. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		14.47369	14.47369
Servicios Aereos Forestales Ltda. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		85.52544	85.52544
Servicios Logisticos Arauco S.A. [Member]
Statement [Line Items]
Country		Chile
Functional Currency		U.S. dollar
% Ownership interest		99.99923	99.99923
Servicios Logisticos Arauco S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		45	45
Servicios Logisticos Arauco S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		54.99923	54.99923
Tecverde Engenharia S.A. [Member]
Statement [Line Items]
Country		Brazil
Functional Currency		Brazilian real
% Ownership interest		89.3906	89.3906
Tecverde Engenharia S.A. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Tecverde Engenharia S.A. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		89.3906	89.3906
Woodaffix, LLC. [Member]
Statement [Line Items]
Country		United States
Functional Currency		U.S. dollar
% Ownership interest		99.99911	99.99911
Woodaffix, LLC. [Member] | Direct Holdings [Member]
Statement [Line Items]
% Ownership interest		0	0
Woodaffix, LLC. [Member] | Indirect Holdings [Member]
Statement [Line Items]
% Ownership interest		99.99911	99.99911

[1]	In May 2024, Forestal Cholguán S.A. sold its subsidiary Agrícola Trupán SpA. to Maderas Arauco S.A., later Agrícola Trupán SpA. merged into Maderas Arauco S.A.
[2]	In July 2024, these companies were sold, see note 14.